Condensed Consolidated Balance Sheets (Unaudited) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
ASSETS
Cash and due from banks	¥ 4,285,816	¥ 4,591,186
Interest-earning deposits in other banks	90,155,899	104,706,928
Cash, due from banks and interest-earning deposits in other banks	94,441,715	109,298,114
Call loans, funds sold, and receivables under resale agreements	19,597,804	20,457,731
Receivables under securities borrowing transactions	5,781,603	5,700,568
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥9,276,102 and ¥11,873,374 at March 31, 2025 and September 30, 2025) (including ¥22,492,917 and ¥26,718,083 at March 31, 2025 and September 30, 2025 measured at fair value under fair value option)	67,606,288	59,417,128
Investment securities:
Available-for-sale debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥5,907,604 and ¥3,217,463 at March 31, 2025 and September 30, 2025)	25,211,499	30,413,168
Held-to-maturity debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥8,065,154 and ¥8,018,105 at March 31, 2025 and September 30, 2025) (fair value of ¥22,646,993 and ¥23,213,008 at March 31, 2025 and September 30, 2025)	23,845,332	23,272,185
Equity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥970 and ¥1,681 at March 31, 2025 and September 30, 2025) (including ¥4,029,561 and ¥4,605,478 at March 31, 2025 and September 30, 2025 measured at fair value)	5,215,592	4,633,194
Total investment securities	54,272,423	58,318,547
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥84,440 and ¥80,729 at March 31, 2025 and September 30, 2025)	133,029,675	131,438,515
Allowance for credit losses	(1,176,349)	(1,243,075)
Net loans	131,853,326	130,195,440
Premises and equipment—net	1,015,384	919,854
Customers’ acceptance liability	579,623	538,752
Intangible assets—net	1,425,429	1,402,515
Goodwill	610,277	558,164
Other assets (including net of allowance for credit losses of ¥19,921 and ¥24,224 at March 31, 2025 and September 30, 2025)	20,482,440	19,133,398
Total assets	397,666,312	405,940,211
Deposits:
Domestic offices, non-interest-bearing	31,753,966	34,154,307
Domestic offices, interest-bearing	151,861,097	149,768,412
Overseas offices, principally interest-bearing	65,358,101	65,492,287
Total deposits	248,973,164	249,415,006
Call money, funds purchased, and payables under repurchase agreements	46,513,415	48,680,537
Payables under securities lending transactions	1,210,015	718,451
Due to trust account and other short-term borrowings (including ¥170,389 and ¥12,729 at March 31, 2025 and September 30, 2025 measured at fair value under fair value option)	16,431,765	28,399,567
Trading account liabilities	25,282,198	21,502,912
Bank acceptances outstanding	579,623	538,752
Long-term debt (including ¥153,742 and ¥112,134 at March 31, 2025 and September 30, 2025 measured at fair value under fair value option)	22,474,850	21,022,407
Other liabilities	16,536,557	16,412,841
Total liabilities	378,001,587	386,690,473
Commitments and contingent liabilities
Mitsubishi UFJ Financial Group shareholders’ equity:
Capital stock—common stock authorized, 33,000,000,000 shares; common stock issued, 12,067,710,920 shares and 12,067,710,920 shares at March 31, 2025 and September 30, 2025, with no stated value	2,090,270	2,090,270
Capital surplus	4,299,510	4,300,021
Retained earnings:
Appropriated for legal reserve	239,571	239,571
Unappropriated retained earnings	10,535,168	9,821,359
Accumulated other comprehensive income, net of taxes	2,389,475	2,561,190
Treasury stock, at cost—561,241,249 common shares and 685,760,829 common shares at March 31, 2025 and September 30, 2025	(975,719)	(726,925)
Total Mitsubishi UFJ Financial Group shareholders’ equity	18,578,275	18,285,486
Noncontrolling interests	1,086,450	964,252
Total equity	19,664,725	19,249,738
Total liabilities and equity	397,666,312	405,940,211
Consolidated VIEs
ASSETS
Cash and due from banks	6,928	8,641
Interest-earning deposits in other banks	92,683	22,136
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥9,276,102 and ¥11,873,374 at March 31, 2025 and September 30, 2025) (including ¥22,492,917 and ¥26,718,083 at March 31, 2025 and September 30, 2025 measured at fair value under fair value option)	1,595,491	1,379,227
Investment securities:
Total investment securities	2,370,835	2,478,281
Net loans	17,083,697	16,709,249
All other assets	2,146,050	1,890,684
Total assets	23,295,684	22,488,218
Deposits:
Total deposits	0	0
Long-term debt (including ¥153,742 and ¥112,134 at March 31, 2025 and September 30, 2025 measured at fair value under fair value option)	354,020	370,917
Other short-term borrowings	30,663	42,029
All other liabilities	146,023	176,028
Total liabilities	¥ 530,706	¥ 588,974